UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD November 6, 2008
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	142
Form 13F Information Table Value Total: 	$207,494

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      684    24502 SH       SOLE                    24502
ATC Healthcare, Inc.           COM              00209C102        1    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5133    89152 SH       SOLE                    89152
Aflac Inc.                     COM              001055102      309     5255 SH       SOLE                     5255
Allied Capital Corp.           COM              01903Q108      183    16925 SH       SOLE                    16925
American Campus Communities    COM              024835100      264     7785 SH       SOLE                     7785
American Express Co.           COM              025816109      835    23554 SH       SOLE                    23554
American International Group,  COM              026874107       52    15470 SH       SOLE                    15470
Amgen, Inc.                    COM              031162100      208     3513 SH       SOLE                     3513
Apple Computer                 COM              037833100      798     7020 SH       SOLE                     7020
Automatic Data Processing, Inc COM              053015103      375     8780 SH       SOLE                     8780
BB&T Corporation               COM              054937107      231     6124 SH       SOLE                     6124
BP PLC ADR                     COM              055622104      241     4794 SH       SOLE                     4794
Baker Hughes Inc.              COM              057224107     1827    30180 SH       SOLE                    30180
Bank of America Corp.          COM              060505104     5214   148965 SH       SOLE                   148965
Berkshire Hathaway, Inc.- CL A COM              084670108      261        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     5779     1315 SH       SOLE                     1315
Buckeye Partners UTS Limited P COM              118230101      344     9270 SH       SOLE                     9270
CSX Corp., Inc.                COM              126408103      311     5700 SH       SOLE                     5700
CVS Caremark Corp.             COM              126650100     6287   186765 SH       SOLE                   186765
Catalyst Health Solutions, Inc COM              14888B103     5971   228594 SH       SOLE                   228594
Charles Schwab Corp.           COM              808513105     2341    90046 SH       SOLE                    90046
Chevron Corp.                  COM              166764100     1264    15328 SH       SOLE                    15328
Chipotle Mexican Grill - CL B  COM              169656204      588    12575 SH       SOLE                    12575
Chipotle Mexican Grill Inc.    COM              169656105     3346    60292 SH       SOLE                    60292
Cisco Systems, Inc.            COM              17275R102     4818   213578 SH       SOLE                   213578
Citigroup, Inc.                COM              172967101      714    34807 SH       SOLE                    34807
Coca-Cola Co.                  COM              191216100      549    10389 SH       SOLE                    10389
Colgate Palmolive Co.          COM              194162103      384     5101 SH       SOLE                     5101
ConocoPhillips                 COM              20825C104     1325    18091 SH       SOLE                    18091
Constellation Energy Group, In COM              210371100      442    18199 SH       SOLE                    18199
Dentsply Intl Inc.             COM              249030107      305     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      803    18780 SH       SOLE                    18780
Duke Energy Corp.              COM              26441C105      385    22080 SH       SOLE                    22080
Education Realty Trust Inc.    COM              28140H104      624    56320 SH       SOLE                    56320
Eli Lilly & Co.                COM              532457108      394     8940 SH       SOLE                     8940
Enbridge Energy Partners LP    COM              29250R106     1975    49640 SH       SOLE                    49640
Equity Resident PPTYS SH Ben I COM              29476L107      271     6110 SH       SOLE                     6110
Express Scripts, Inc.          COM              302182100    15951   216080 SH       SOLE                   216080
Exxon Mobil Corp               COM              30231G102     7084    91214 SH       SOLE                    91214
Federal Realty Investment Trus COM              313747206      222     2595 SH       SOLE                     2595
Frontier Communications        COM              35906A108      284    24729 SH       SOLE                    24729
General Electric Co., Inc.     COM              369604103     5119   200729 SH       SOLE                   200729
GlaxoSmithKline PLC            COM              37733W105      283     6504 SH       SOLE                     6504
Glimcher Realty Trust REIT     COM              379302102      530    50745 SH       SOLE                    50745
Goldman Sachs Group Inc.       COM              38141G104      918     7173 SH       SOLE                     7173
Google Inc.                    COM              38259P508     1536     3835 SH       SOLE                     3835
HCP, Inc.                      COM              40414L109     2817    70203 SH       SOLE                    70203
Halliburton, Inc.              COM              406216101     2499    77160 SH       SOLE                    77160
Health Care Reit Inc.          COM              42217K106     1762    33096 SH       SOLE                    33096
Heinz (H.J.), Inc.             COM              423074103     3998    80015 SH       SOLE                    80015
Hewlett-Packard Company        COM              428236103      631    13649 SH       SOLE                    13649
Home Depot, Inc.               COM              437076102      268    10350 SH       SOLE                    10350
Infinera Corp.                 COM              45667G103      261    27309 SH       SOLE                    27309
Intel Corp.                    COM              458140100     4616   246447 SH       SOLE                   246447
Intl Business Machines, Corp.  COM              459200101     1050     8981 SH       SOLE                     8981
J P Morgan Chase & Co.         COM              46625H100      254     5447 SH       SOLE                     5447
Johnson & Johnson              COM              478160104     5677    81942 SH       SOLE                    81942
Kinder Morgan Energy Unit LTD  COM              494550106     2305    44310 SH       SOLE                    44310
Laboratory Corporation of Amer COM              50540R409      225     3235 SH       SOLE                     3235
Legg Mason, Inc.               COM              524901105      352     9240 SH       SOLE                     9240
MDU Resources Group            COM              552690109      348    12000 SH       SOLE                    12000
McCormick & Co., Inc. - Voting COM              579780107     3845   100217 SH       SOLE                   100217
McCormick & Company, Inc.      COM              579780206     2035    52923 SH       SOLE                    52923
McDonald's Corp., Inc.         COM              580135101      536     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      269     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      361     8032 SH       SOLE                     8032
Medtronic, Inc.                COM              585055106     3984    79514 SH       SOLE                    79514
Merck & Co., Inc.              COM              589331107      324    10278 SH       SOLE                    10278
Microsoft Corp.                COM              594918104     5670   212429 SH       SOLE                   212429
Muni MTG & Equity LLC Growth S COM              62624B101        9    13600 SH       SOLE                    13600
Nationwide Health Ppty         COM              638620104      837    23256 SH       SOLE                    23256
Nokia Corp Sponsored ADR       COM              654902204      248    13300 SH       SOLE                    13300
Omega Healthcare Invs REIT     COM              681936100      286    14545 SH       SOLE                    14545
Omniture, Inc.                 COM              68212S109    18601  1013125 SH       SOLE                  1013125
Oracle Corp.                   COM              68389X105      353    17384 SH       SOLE                    17384
PNC Bank Corporation, Inc      COM              693475105      273     3649 SH       SOLE                     3649
Pepsico, Inc.                  COM              713448108     6488    91040 SH       SOLE                    91040
Pfizer, Inc.                   COM              717081103     1666    90327 SH       SOLE                    90327
Philip Morris International In COM              718172109      429     8920 SH       SOLE                     8920
Plum Creek Timber Co. REIT     COM              729251108     1415    28375 SH       SOLE                    28375
Procter & Gamble, Co.          COM              742718109     3292    47239 SH       SOLE                    47239
Provident Bankshares, Inc.     COM              743859100      159    16382 SH       SOLE                    16382
Qualcomm, Inc.                 COM              747525103     2835    65975 SH       SOLE                    65975
Rock-Tenn Company-CL A         COM              772739207     2422    60568 SH       SOLE                    60568
Royal Dutch Shell              COM              780259206      272     4610 SH       SOLE                     4610
SPX Corporation                COM              784635104      608     7900 SH       SOLE                     7900
Sandy Spring Bancorp, Inc.     COM              800363103      228    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      481     6160 SH       SOLE                     6160
Simon Property Group           COM              828806109      234     2416 SH       SOLE                     2416
Spectra Energy Corp.           COM              847560109      213     8932 SH       SOLE                     8932
Startech Environmental Corp.   COM              855906103        6    10050 SH       SOLE                    10050
Symantec Corp.                 COM              871503108      660    33700 SH       SOLE                    33700
T.Rowe Price Group, Inc.       COM              74144T108      665    12377 SH       SOLE                    12377
Target Corp.                   COM              87612E106      232     4733 SH       SOLE                     4733
Teco Energy Inc.               COM              872375100      242    15405 SH       SOLE                    15405
Tellabs, Inc.                  COM              879664100      130    32000 SH       SOLE                    32000
Time Warner Inc.               COM              887317105     1495   114004 SH       SOLE                   114004
URS Corp.                      COM              903236107     2613    71245 SH       SOLE                    71245
Under Armour, Inc.             COM              904311107     3259   102605 SH       SOLE                   102605
Verizon Communications         COM              92343V104      437    13621 SH       SOLE                    13621
WGL Holdings, Inc.             COM              92924F106      251     7725 SH       SOLE                     7725
Wal-Mart Company, Inc.         COM              931142103      761    12705 SH       SOLE                    12705
Walt Disney Company, Inc.      COM              254687106      320    10422 SH       SOLE                    10422
Warren Resources Inc.          COM              93564A100      130    13073 SH       SOLE                    13073
Washington REIT                COM              939653101      216     5905 SH       SOLE                     5905
Weingarten Realty Investors    COM              948741103      670    18795 SH       SOLE                    18795
Wells Fargo Inc.               COM              949746101      357     9516 SH       SOLE                     9516
Windstream Corp.               COM              97381W104      114    10385 SH       SOLE                    10385
Wyeth                          COM              983024100      237     6418 SH       SOLE                     6418
Zimmer Holdings, Inc.          COM              98956P102      610     9445 SH       SOLE                     9445
Felcor Lodging Trust PFD A Con PFD              31430F200      450    36750 SH       SOLE                    36750
Calamos Conv Opportunity Fund  COM              128117108      117 10915.0000SH      SOLE               10915.0000
Cohen & Steers REIT & Utility  COM              19247Y108      289 23082.5570SH      SOLE               23082.5570
Ing Clarion Glb Re Est Incm Fu COM              449788108      154 17500.0000SH      SOLE               17500.0000
Kayne Anderson Energy Total Re COM              48660P104      338 15250.0000SH      SOLE               15250.0000
MS India Investment Fund       COM              61745C105      697 35028.0000SH      SOLE               35028.0000
Nicholas Applegate Conv & Inco COM              65370F101      230 28450.0000SH      SOLE               28450.0000
Nuveen Equity Premier Income F COM              6706ER101      378 29760.0000SH      SOLE               29760.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      536 41210.0000SH      SOLE               41210.0000
Nuveen Select Mat Mun Shares B COM              67061T101      224 25050.0000SH      SOLE               25050.0000
SPDR DJ Wilshire REIT ETF      COM              78464A607      265 3925.0000SH       SOLE                3925.0000
WisdomTree India Earnings      COM              97717W422      245 15300.0000SH      SOLE               15300.0000
iPath MSCI India Index ETN     COM              06739F291      480 10603.0000SH      SOLE               10603.0000
iShares MSCI BRIC Index        COM              464286657      398 11450.0000SH      SOLE               11450.0000
iShares MSCI Brazil Index Fund COM              464286400      356 6320.0000SH       SOLE                6320.0000
iShares MSCI EAFE Index Fund   COM              464287465     2714 48203.0000SH      SOLE               48203.0000
iShares MSCI Hong Kong Index F COM              464286871      570 43125.0000SH      SOLE               43125.0000
iShares MSCI Japan Index Fund  COM              464286848      723 67845.0000SH      SOLE               67845.0000
iShares MSCI Taiwan Index Fund COM              464286731     1072 99285.0000SH      SOLE               99285.0000
iShares Russell 1000 Growth    COM              464287614      726 14961.0000SH      SOLE               14961.0000
iShares Russell 1000 Index Fun COM              464287622      280 4408.0000SH       SOLE                4408.0000
iShares Russell 1000 Value     COM              464287598      391 6125.0000SH       SOLE                6125.0000
iShares Russell 2000 Index Fun COM              464287655     1536 22591.0000SH      SOLE               22591.0000
iShares Russell MidCap Index F COM              464287499      547 6660.0000SH       SOLE                6660.0000
iShares Russell Midcap Value I COM              464288406      635 16200.0000SH      SOLE               16200.0000
iShares S&P Euro 350 Index Fun COM              464287861      552 13844.0000SH      SOLE               13844.0000
iShares TR Lehman Aggregate Bo COM              464287226      303 3074.0000SH       SOLE                3074.0000
iShares Tr Dow Jones RE US Rea COM              464287739      695 11215.0000SH      SOLE               11215.0000
iShares Trust Index Fund FTSE  COM              464287184     2133 61881.0000SH      SOLE               61881.0000
iShares Trust Russell 2000 Gro COM              464287648      615 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     2240 19178.0000SH      SOLE               19178.0000